Note 27 - Financial Instruments (Details Textual) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Aug. 31, 2018 USD ($)	Aug. 31, 2018 AUD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)
Statement Line Items [Line Items]
Total cash and cash equivalents	$ 7,129,000	$ 4,522,000	$ 1,939,000			$ 1,900,000	$ 10,970,000	$ 28,000
Current Ratio	1.25	1.43	1.03
Total borrowings	$ 21,686,000	$ 19,267,000	$ 18,385,000				$ 20,255,000
Foreign exchange risk, trade and other payables	18,700,000
Currency risk, AUD [member]
Statement Line Items [Line Items]
Foreign exchange risk, trade and other receivables	14,000,000
Foreign exchange risk, trade and other payables	16,400,000
Foreign exchange risk, borrowing	3,200,000
Currency risk, GBP [member]
Statement Line Items [Line Items]
Foreign exchange risk, trade and other receivables	200,000
Foreign exchange risk, trade and other payables	2,300,000
Debtor finance facility to support working capital requirements [member]
Statement Line Items [Line Items]
Line of credit, maximum borrowing capacity		3,600,000		$ 3,600,000	$ 5
Total borrowings	900,000	800,000
Noncurrent related party loans with Arowana International Limited [member]
Statement Line Items [Line Items]
Total borrowings	18,242,636	$ 18,242,636	$ 18,992,636
Noncurrent related party loans with Arowana International Limited [member] | Arowana International Limited [member]
Statement Line Items [Line Items]
Total borrowings	$ 18,200,000